Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (this “Amendment”) for the fiscal year ended December 31, 2012, originally filed on February 12, 2013 (the “Form 20-F”) of Elan Corporation, plc is being filed solely to amend Item 18 of the Form 20-F. Item 18 has been amended to: • Restate the Consolidated Balance Sheet and the Consolidated Statement of Changes in Shareholders’ Equity as of, and for the year ended, December 31, 2012 to reverse an entry reducing additional paid-in capital ("APIC") by $6,199.9 million with a corresponding offset to the accumulated deficit of the Company. In accordance with the provisions of Irish Company Law, we initiated formal court proceedings during 2012 to reduce our share capital by cancelling some of our share premium account (which does not constitute distributable reserves under Irish Company Law), with a corresponding reduction in and elimination of our retained loss (accumulated deficit) to create distributable reserves. On July 19, 2012, we obtained Irish High Court approval to reduce the share premium account (APIC) of the Company by $6,199.9 million and use these reserves to offset the accumulated deficit of the Company, with the balance to be treated as retained earnings which shall be available for distribution. Accordingly, in the Form 20-F filed on February 12, 2013, we presented this reduction in share premium (APIC) with the corresponding offset to accumulated deficit to reflect the components of equity in accordance with Irish Company Law. Because a reduction in accumulated deficit mandated through formal court proceedings is not recognized under U.S. GAAP, in this Amendment, we have reversed the entry by increasing APIC and reducing accumulated surplus by $6,199.9 million within shareholders’ equity on the Consolidated Balance Sheet as of December 31, 2012. No financial periods prior to 2012 were impacted. The impact of reversing the reduction in the share premium account (APIC) of the Company by $6,199.9 million with a corresponding offset to the accumulated deficit of the Company does not have any impact on the Consolidated Statement of Operations or the Consolidated Statement of Cash Flows of the Company for the year ended December 31, 2012. In addition, the reversal has no impact on the Company’s International Financial Reporting Standards accounting treatment for the transaction or on the legally available distributable reserves of the Company under Irish Company Law. Additional information has been provided in Note 26 to the Consolidated Financial Statements on the distributable reserves of the Parent Company under Irish Company Law. • Provide additional detail on the accounting policy for Research and Development in Note 2 to the Consolidated Financial Statements; • Provide additional information in Note 11 to the Consolidated Financial Statements on recognition of deferred interest as a deferred tax asset; and • Amend the presentation of discontinued operations in Note 37 to the Consolidated Financial Statements and provide additional information on restricted transactions of Elan Corporation, plc and its subsidiaries, as guarantors. This Amendment also contains new certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, which are attached hereto as Exhibits 12.1, 12.2, 13.1 and 13.2. All other Items of the Form 20-F are unaffected by the changes described above and have been omitted from this Amendment. This Amendment continues to speak as of the date of the original filing of the Form 20-F and except for the changes noted above, does not purport to amend, update or restate (other than as described above) the information contained in the Form 20-F filed on February 12, 2013, or reflect any events that have occurred after the Form 20-F was filed. This Amendment should be read in conjunction with the Company’s SEC filings made subsequent to the filing of the 2012 Form 20-F.
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	ELN
Entity Registrant Name	ELAN CORP PLC
Entity Central Index Key	0000737572
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	594,949,536
Entity Voluntary Filers	No